Geological and geophysical expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Geological and geophysical expenses [Line Items]
Staff costs (Note 11)	$ 15,005	$ 10,525	$ 9,541
Share-based payment (Notes 11)	522	501	898
Allocation to capitalised project	(5,645)	(6,402)	(2,119)
Other services	4,069	3,070	1,962
Geological and geophysical expenses	$ 13,951	$ 7,694	$ 10,282